31. Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income Expenses Net Details Abstract
Other operating income, net	R$ 93,089	R$ 75,410	R$ 62,570
Other operating expenses	(64,498)	(81,089)	(57,848)
Other operating income (expenses), net	R$ 28,591	R$ (5,679)	R$ 4,722